Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2016-4

Collection Period	10/01/16-10/31/16
Determination Date	11/9/2016
Distribution Date	11/15/2016

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-207329-04.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,300,000,031.51
2.	Collections allocable to Principal		$34,831,114.23
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$26,565.24
5.	Pool Balance on the close of the last day of the related Collection Period		$1,265,142,352.04
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		79,923
7.	Initial Pool Balance		$1,300,000,031.51
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$243,000,000.00	$202,425,278.55
	b. Class A-2 Note Balance	$427,000,000.00	$427,000,000.00
	c. Class A-3 Note Balance	$428,000,000.00	$428,000,000.00
	d. Class A-4 Note Balance	$130,500,000.00	$130,500,000.00
	e. Class B Note Balance	$25,950,000.00	$25,950,000.00
	f. Class C Note Balance	$22,100,000.00	$22,100,000.00
	g. Class D Note Balance	$23,450,000.00	$23,450,000.00
	h. Note Balance (sum a - g)	$1,300,000,000.00	$1,259,425,278.55
9.	Pool Factors
	a. Class A-1 Note Pool Factor	1.0000000	0.8330258
	b. Class A-2 Note Pool Factor	1.0000000	1.0000000
	c. Class A-3 Note Pool Factor	1.0000000	1.0000000
	d. Class A-4 Note Pool Factor	1.0000000	1.0000000
	e. Class B Note Pool Factor	1.0000000	1.0000000
	f. Class C Note Pool Factor	1.0000000	1.0000000
	g. Class D Note Pool Factor	1.0000000	1.0000000
	h. Note Pool Factor	1.0000000	0.9687887
10.	Overcollateralization Target Amount		$6,500,000.16
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$5,717,073.49
12.	Weighted Average Coupon	%	7.34%
13.	Weighted Average Original Term (months)	months	65.94
14.	Weighted Average Remaining Term (months)	months	60.79
Collections
15.	Finance Charges:
	a. Collections allocable to Finance Charge		$7,714,258.95
	b. Liquidation Proceeds allocable to Finance Charge		$0.00
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$7,714,258.95
16.	Principal:
	a. Collections allocable to Principal		$34,831,114.23
	b. Liquidation Proceeds allocable to Principal		$0.00
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$34,831,114.23

17.	Total Finance Charge and Principal Collections (15d + 16d)	$42,545,373.18
18.	Interest Income from Collection Account	$1,593.90
19.	Simple Interest Advances	$0.00
20.	Available Collections (Ln17 + 18 + 19)	$42,546,967.08
Available Funds
21.	Available Collections	$42,546,967.08
22.	Reserve Account Draw Amount	$0.00
23.	Available Funds	$42,546,967.08
Application of Available Funds
24.	Servicing Fee
	a. Monthly Servicing Fee	$1,083,333.36
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$1,083,333.36
	d. Shortfall Amount (a + b - c)	$0.00
25.	Unreimbursed Servicer Advances	$0.00
26.	Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)
	a. Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000)	$0.00
	b. Amount Paid	$0.00
	c. Shortfall Amount (a - b)	$0.00
27.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$101,250.00
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$101,250.00
	e. Class A-2 Monthly Interest	$272,686.94
	f. Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
	h. Total Class A-2 Note Interest (sum e - g)	$272,686.94
	i. Class A-3 Monthly Interest	$316,244.44
	j. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	l. Total Class A-3 Note Interest (sum i - k)	$316,244.44
	m. Class A-4 Monthly Interest	$110,200.00
	n. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	p. Total Class A-4 Note Interest (sum m - o)	$110,200.00
28.	Priority Principal Distributable Amount	$0.00
29.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$26,296.00
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$26,296.00
30.	Secondary Principal Distributable Amount	$0.00
31.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$26,360.39
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$26,360.39
32.	Tertiary Principal Distributable Amount	$11,407,647.96

33.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$36,015.29
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$36,015.29
34.	Quaternary Principal Distributable Amount	$23,450,000.00
35.	Required Payment Amount (Ln 24 + Ln 26 + (sum of Ln 27 through Ln 34))	$36,830,034.38
36.	Reserve Account Deficiency	$0.00
37.	Regular Principal Distributable Amount	$6,500,000.16
38.	Remaining Unpaid Servicer Transition Expenses, if any	$0.00
39.	Additional Servicing Fees, if any	$0.00
40.	Remaining Unpaid Successor Servicer Indemnity Amounts and Transition Expenses, if any	$0.00
Collection Account Activity
41.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$7,714,258.95
	b. Total Daily Deposits of Principal Collections	$34,831,114.23
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$1,593.90
	e. Total Deposits to Collection Account (sum a - d)	$42,546,967.08
42.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$1,083,333.36
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$41,463,633.72
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$0.00
	f. Total Withdrawals from Collection Account (sum a - e)	$42,546,967.08
Note Payment Account Activity
43.	Deposits
	a. Class A-1 Interest Distribution	$101,250.00
	b. Class A-2 Interest Distribution	$272,686.94
	c. Class A-3 Interest Distribution	$316,244.44
	d. Class A-4 Interest Distribution	$110,200.00
	e. Class B Interest Distribution	$26,296.00
	f. Class C Interest Distribution	$26,360.39
	g. Class D Interest Distribution	$36,015.29
	h. Class A-1 Principal Distribution	$40,574,721.45
	i. Class A-2 Principal Distribution	$0.00
	j. Class A-3 Principal Distribution	$0.00
	k. Class A-4 Principal Distribution	$0.00
	l. Class B Principal Distribution	$0.00
	m. Class C Principal Distribution	$0.00
	n. Class D Principal Distribution	$0.00
	o. Total Deposits to Note Payment Account (sum a - n)	$41,463,774.51
44.	Withdrawals
	a. Class A-1 Distribution	$40,675,971.45
	b. Class A-2 Distribution	$272,686.94
	c. Class A-3 Distribution	$316,244.44
	d. Class A-4 Distribution	$110,200.00
	e. Class B Distribution	$26,296.00
	f. Class C Distribution	$26,360.39
	g. Class D Distribution	$36,015.29
	h. Total Withdrawals from Note Payment Account (sum a - g)	$41,463,774.51

Certificate Payment Account Activity
45.	Deposits
	a. Excess Collections	$0.00
	b. Reserve Account surplus (Ln 55)	$0.00
	c. Total Deposits to Certificate Payment Account (sum a - b)	$0.00
46.	Withdrawals
	a. Certificateholder Distribution	$0.00
	b. Total Withdrawals from Certificate Payment Account	$0.00
Required Reserve Account Amount
47.	Lesser of: (a or b)
	a. $3,250,000.08	$3,250,000.08
	b. Note Balance	$1,259,425,278.55
48.	Required Reserve Account Amount	$3,250,000.08
Reserve Account Reconciliation
49.	Beginning Balance (as of end of preceding Distribution Date)	$3,250,000.08
50.	Investment Earnings	$140.79
51.	Reserve Account Draw Amount	$0.00
52.	Reserve Account Amount (Ln 49 + Ln 50 - Ln 51)	$3,250,140.87
53.	Deposit from Available Funds (Ln 42d)	$0.00
54.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$140.79
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
55.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 54 exist	$0.00
56.	Ending Balance (Ln52 + Ln53 - Ln54 - Ln55)	$3,250,000.08
57.	Reserve Account Deficiency (Ln48 - Ln56)	$0.00
Instructions to the Trustee
58.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
59.	Amount to be paid to Servicer from the Collection Account	$1,083,333.36
60.	Amount to be deposited from the Collection Account into the Note Payment Account	$41,463,633.72
61.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$0.00
62.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
63.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$140.79
	b. the Certificate Payment Account for payment to the Certificateholder, if no unfunded Regular Principal distributable amount exists	$0.00
64.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$40,675,971.45
65.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account	$272,686.94
66.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$316,244.44
67.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$110,200.00
68.	Amount to be paid to Class B Noteholders from the Note Payment Account	$26,296.00
69.	Amount to be paid to Class C Noteholders from the Note Payment Account	$26,360.39
70.	Amount to be paid to Class D Noteholders from the Note Payment Account	$36,015.29
71.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections and Reserve Account surplus	$0.00

Delinquency Activity
		Number of Loans	Principal Balance
72.	Delinquency Analysis
	a. 31 to 60 days past due	531	$8,180,671.34
	b. 61 to 90 days past due	4	$56,267.46
	c. 91 to 120 days past due	1	$16,285.94
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	536	$8,253,224.74
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 72e / Ln 5)%		0.6524%

73.	Has a Delinquency Trigger Event occurred?		No

Current Collection Period Credit Loss Activity
		Number of Loans	Principal Balance

74.	Defaulted Receivables (charge-offs)	1	$26,565.24
75.	Liquidation Proceeds (recoveries)	0	$0.00
76.	Net Losses (Ln 73 - Ln 74)		$26,565.24
77.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 75 / Ln 1)%		0.0020%

Cumulative Credit Loss Activity
		Number of Loans	Principal Balance

78.	Defaulted Receivables (charge-offs)	1	$26,565.24
79.	Liquidation Proceeds (recoveries)	0	$0.00
80.	Cumulative Net Losses (Ln 77 - Ln 78)		$26,565.24
81.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 79 / Ln 7)%		0.0020%
82.	Average Net Loss on Defaulted Receivables		$26,565.24

Servicer Covenant
83.	CarMax, Inc Consolidated Tangible Net Worth as of the end of the Related Fiscal Quarter		$3,053,668,000.00
84.	Is CarMax, Inc Consolidated Tangible Net Worth greater than $1,000,000,000?		Yes

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on November 9, 2016.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Treasurer